Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Interest Income and Expense [Abstract]
Interest expenses on lease liabilities	$ 163	$ 151